Organization and Principal Activities (Details) - Schedule of Income statement amount and balances of the VIE ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Schedule of Income statement amount and balances of the VIE [Abstract]
Net revenues	¥ 193,013	$ 29,894	¥ 179,256	¥ 203,231
Net income	¥ (41,727)	$ (6,463)	¥ 12,767	¥ 52,023